Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)
Cash and cash equivalent [line items]
Short-term deposits	€ 69,045		€ 166,034		€ 263,147
Cash on hand and bank accounts	189,711		4,995		13,601
TOTAL	258,756	$ 81,713	171,029	$ 111,221	276,748	$ 153,438	€ 207,240
UCITS
Cash and cash equivalent [line items]
Short-term deposits	0		2,060		3,096
TERM ACCOUNTS
Cash and cash equivalent [line items]
Short-term deposits	69,045		143,827		215,018
INTEREST-BEARING CURRENT ACCOUNT
Cash and cash equivalent [line items]
Short-term deposits	€ 0		€ 20,147		€ 45,033